Financial Instruments (Schedule Of Changes In The Fair Value Of The Derivatives Not Designated As Hedging Instruments Recorded In The Consolidated Statements Of Income) (Detail) (Not Designated as Hedging Instrument, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 30	¥ 1,929	¥ (8,181)
Forward Exchange Contracts
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(815)	1,254	(4,815)
Interest Rate Swap Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	152	(118)	74
Currency Swap Agreement
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	(34)	30	(14)
Currency Option Agreements
Derivative [Line Items]
Derivative instruments not designated as hedging instruments, line item on income statement for gain (loss)	Other, net
Derivative instruments not designated as hedging instruments, gain (loss), net	¥ 727	¥ 763	¥ (3,426)